United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Government Cash Series

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--52.6%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.358%, 3/8/2009	$4,000,000
42,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.840% - 3.350%, 3/16/2009 - 1/11/2010	42,160,248
269,290,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.359% - 2.217%, 3/2/2009 - 5/25/2009	269,217,978
108,505,000		Federal Home Loan Bank System Notes, 0.870% - 5.250%, 3/10/2009 - 2/18/2010	108,627,969
28,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.550% - 2.700%, 4/13/2009 - 2/1/2010	28,381,456
71,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.375% - 1.229%, 3/2/2009 - 5/24/2009	70,986,782
56,307,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 3/2/2009 - 10/7/2009	56,177,517
41,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.460% - 1.167%, 3/2/2009 - 5/12/2009	40,990,879
17,800,000		Federal National Mortgage Association Notes, 6.625% - 7.250%, 9/15/2009 - 1/15/2010	18,481,616
		TOTAL GOVERNMENT AGENCIES	639,024,445
		U.S. TREASURY--0.5%
6,000,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	5,965,808
		REPURCHASE AGREEMENTS--46.7%
10,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.30%, dated 1/29/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,133,333 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $511,816,609.	10,000,000
10,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 0.32%, dated 2/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $650,173,333 on 3/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $664,126,955.	10,000,000
5,000,000	[3]	Interest in $565,000,000 joint repurchase agreement 0.36%, dated 2/5/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $565,180,800 on 3/9/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $579,068,395.	5,000,000
22,000,000	[3]	Interest in $1,600,000,000 joint repurchase agreement 0.40%, dated 2/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,600,622,222 on 4/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $1,648,054,934.	22,000,000
23,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,003,884,624.	23,000,000
35,000,000	[3]	Interest in $1,475,000,000 joint repurchase agreement 0.30%, dated 2/23/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,475,086,042 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,504,587,763.	35,000,000
15,000,000	[3]	Interest in $1,600,000,000 joint repurchase agreement 0.35%, dated 2/12/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,600,513,333 on 3/18/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2038 and the market value of those underlying securities was $1,646,158,950.	15,000,000
60,000,000		Interest in $9,800,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,800,220,500 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $9,996,225,011.	60,000,000
10,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.35%, dated 2/9/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,233,333 on 3/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2039 and the market value of those underlying securities was $818,501,529.	10,000,000
10,000,000	[3]	Interest in $775,000,000 joint repurchase agreement 0.40%, dated 2/19/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $775,275,556 on 3/23/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $793,054,273.	10,000,000
16,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 0.42%, dated 2/13/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $700,375,667 on 3/31/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $717,109,751.	16,000,000
60,000,000		Interest in $2,400,000,000 joint repurchase agreement 0.30%, dated 2/27/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,400,060,000 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $2,448,061,200.	60,000,000
34,000,000	[3]	Interest in $2,425,000,000 joint repurchase agreement 0.33%, dated 2/25/2009 under which Credit Suisse First Boston Corp will repurchase securities provided as collateral for $2,425,155,604 on 3/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2047 and the market value of those underlying securities was $2,497,798,386.	34,000,000
10,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 2/24/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,058,333 on 3/3/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $1,020,051,000.	10,000,000
10,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 0.34%, dated 2/3/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $650,184,167 on 3/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $663,169,066.	10,000,000
13,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.375%, dated 2/17/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $800,250,000 on 3/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $816,110,500.	13,000,000
10,000,000	[3]	Interest in $775,000,000 joint repurchase agreement 0.40%, dated 2/19/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $775,241,111 on 3/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $790,596,617.	10,000,000
23,000,000	[3]	Interest in $675,000,000 joint repurchase agreement 0.37%, dated 2/27/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $675,194,250 on 3/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $688,521,229.	23,000,000
49,142,000		Interest in $2,300,000,000 joint repurchase agreement 0.29%, dated 2/27/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,300,055,583 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $2,346,004,597.	49,142,000
8,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.32%, dated 2/2/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $450,120,000 on 3/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $463,600,961.	8,000,000
60,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.29%, dated 2/27/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,048,333 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,053,169,363.	60,000,000
7,000,000	[3]	Interest in $625,000,000 joint repurchase agreement 0.32%, dated 2/3/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $625,205,556 on 3/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $637,635,990.	7,000,000
8,000,000	[3]	Interest in $625,000,000 joint repurchase agreement 0.36%, dated 2/10/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $625,187,500 on 3/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $637,606,312.	8,000,000
60,000,000		Interest in $150,000,000 joint repurchase agreement 0.30%, dated 2/27/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,003,750 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2033 and the market value of those underlying securities was $153,022,455.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	568,142,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[4]	1,213,132,253
		OTHER ASSETS AND LIABILITIES-- NET-- 0.2%[5]	1,923,094
		TOTAL NET ASSETS--100%	$1,215,055,347

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	1,213,132,253
Level 3 – Significant Unobservable Inputs	---
Total	$1,213,132,253

Municipal Cash Series

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.4%[1,2]
		Alabama--1.1%
$1,794,500		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.770%, 3/5/2009	$1,794,500
205,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 1.600%, 3/5/2009	205,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A., New York LOC), 0.870%, 3/5/2009	3,100,000
		TOTAL	5,099,500
		Alaska--5.7%
25,000,000		Alaska State Housing Finance Corp., (Series 2002 A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.500%, 3/5/2009	25,000,000
		Arizona--2.5%
1,250,000		Arizona Board of Regents, (Series 2008A), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.430%, 3/4/2009	1,250,000
2,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.780%, 3/5/2009	2,000,000
1,650,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.800%, 3/5/2009	1,650,000
1,000,000		Scottsdale, AZ IDA, (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.620%, 3/4/2009	1,000,000
3,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B), Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.580%, 3/5/2009	3,000,000
2,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.730%, 3/5/2009	2,000,000
		TOTAL	10,900,000
		Arkansas—0.9%
4,200,000		Greene County, AR Weekly VRDNs (Jimmy Sanders, Inc.)/(Regions Bank, Alabama LOC), 1.270%, 3/5/2009	4,200,000
		Colorado--0.7%
1,095,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 3/5/2009	1,095,000
175,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 3/5/2009	175,000
2,000,000		Denver, CO City & County Department of Aviation, (Sub Series 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.830%, 3/4/2009	2,000,000
		TOTAL	3,270,000
		Delaware--1.1%
5,000,000		Delaware EDA, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.850%, 3/2/2009	5,000,000
		Florida--1.6%
2,200,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.790%, 3/5/2009	2,200,000
4,700,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.700%, 3/5/2009	4,700,000
		TOTAL	6,900,000
		Georgia--12.7%
5,760,000		Columbus, GA Development Authority, (Series 2004), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.570%, 3/5/2009	5,760,000
2,400,000		DeKalb County, GA MFH Authority, (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.650%, 3/5/2009	2,400,000
1,000,000		Gwinnett County, GA Hospital Authority, (Series A), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.570%, 3/4/2009	1,000,000
18,210,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.770%, 3/5/2009	18,210,000
15,000,000		Municipal Electric Authority of Georgia, (Series 1994 C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.500%, 3/4/2009	15,000,000
8,040,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 0.750%, 3/5/2009	8,040,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994), Weekly VRDNs (Walton Grove, LP)/(Wachovia Bank N.A. LOC), 0.780%, 3/5/2009	5,600,000
		TOTAL	56,010,000
		Illinois--7.7%
3,845,000		Chicago, IL MFH Revenue, (Series 2003), Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 1.070%, 3/5/2009	3,845,000
1,230,000		Chicago, IL, (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(Bank of America N.A. LOC), 0.900%, 3/5/2009	1,230,000
1,695,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 1.120%, 3/5/2009	1,695,000
3,375,000		Fulton, IL, (Series 1998), Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 1.070%, 3/5/2009	3,375,000
1,745,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.970%, 3/5/2009	1,745,000
3,800,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.780%, 3/5/2009	3,800,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.960%, 3/5/2009	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.780%, 3/5/2009	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.070%, 3/5/2009	3,000,000
3,200,000		Illinois Finance Authority, (Series 2008), Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 1.070%, 3/5/2009	3,200,000
5,000,000		Illinois Finance Authority, (Series 2008A), Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.700%, 3/4/2009	5,000,000
3,300,000		Lockport, IL IDA, (Series 1990), Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.800%, 3/4/2009	3,300,000
329,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.280%, 3/5/2009	329,000
		TOTAL	34,149,000
		Indiana--0.6%
770,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 1.000%, 3/5/2009	770,000
405,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.280%, 3/5/2009	405,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 1.070%, 3/5/2009	1,500,000
		TOTAL	2,675,000
		Kansas--3.0%
5,409,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.790%, 3/5/2009	5,409,000
815,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 1.270%, 3/5/2009	815,000
4,365,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 0.770%, 3/5/2009	4,365,000
2,495,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.800%, 3/4/2009	2,495,000
		TOTAL	13,084,000
		Kentucky--0.7%
800,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.370%, 3/5/2009	800,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.450%, 3/5/2009	2,100,000
		TOTAL	2,900,000
		Louisiana--1.7%
5,000,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.740%, 3/2/2009	5,000,000
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 0.920%, 3/5/2009	2,500,000
		TOTAL	7,500,000
		Maine--2.0%
2,625,000		Dover-Foxcroft, ME, (Series 2005), Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 1.110%, 3/4/2009	2,625,000
4,000,000		Maine State Housing Authority, (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	4,000,000
2,385,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 1.450%, 3/5/2009	2,385,000
		TOTAL	9,010,000
		Michigan--2.0%
9,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.850%, 3/2/2009	9,000,000
		Minnesota--0.1%
250,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.670%, 3/5/2009	250,000
		Mississippi--0.8%
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.820%, 3/5/2009	3,500,000
		Missouri--1.4%
2,412,900		Missouri State Housing Development Commission, 0.370% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	2,412,900
1,005,000		Springfield, MO IDA, (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.870%, 3/5/2009	1,005,000
2,620,000		St. Charles County, MO Industrial Development Agency, (Series 2004A), Weekly VRDNs (Newco Enterprises, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.850%, 3/5/2009	2,620,000
		TOTAL	6,037,900
		Montana--0.7%
3,300,000		Montana State Board Of Investments, (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,300,000
		Multi State--12.4%
7,884,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.820%, 3/5/2009	7,884,000
4,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.820%, 3/5/2009	4,000,000
7,435,000		FHLMC, (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.720%, 3/5/2009	7,435,000
7,457,000		FHLMC, (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.670%, 3/5/2009	7,457,000
9,454,000		FHLMC, (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.720%, 3/5/2009	9,454,000
4,450,000		FHLMC, (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.720%, 3/5/2009	4,450,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.920%, 3/5/2009	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Week VRDPs (Deutsche Bank AG LIQ), 0.920%, 3/5/2009	7,600,000
		TOTAL	54,980,000
		Nevada--1.4%
5,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	5,017,278
1,000,000		Clark County, NV, (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.770%, 3/4/2009	1,000,000
		TOTAL	6,017,278
		New York--3.1%
1,455,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.820%, 3/5/2009	1,455,000
1,245,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.450%, 3/4/2009	1,245,000
1,735,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.870%, 3/5/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 1.350%, 3/4/2009	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003), Weekly VRDNs (Novelty Crystal Corp.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.870%, 3/5/2009	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.870%, 3/5/2009	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank N.A. LOC), 1.050%, 3/5/2009	2,250,000
2,050,000		Yonkers, NY, 5.00% RANs, 6/30/2009	2,054,984
		TOTAL	13,739,984
		North Carolina--1.5%
6,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007), Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.710%, 3/5/2009	6,500,000
		Ohio--13.8%
8,880,000		Elyria, OH, 2.50% BANs, 9/9/2009	8,905,177
3,000,000		Fairborn, OH, 2.50% BANs, 5/20/2009	3,002,895
3,800,000		Fremont, OH City School District, 2.75% BANs, 9/23/2009	3,815,827
1,100,000		Licking County, OH Career & Technology Educational Centers, 3.00% BANs, 9/8/2009	1,105,639
2,750,000		Louisville Ohio City School District, 3.20% BANs, 9/30/2009	2,761,010
1,000,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.900%, 3/5/2009	1,000,000
3,000,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	3,017,949
3,950,000		Marion County, OH MFH, (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.900%, 3/5/2009	3,950,000
2,000,000		Miami East Local School District, OH, 3.25% BANs, 7/16/2009	2,005,600
3,150,000		Oakwood City, OH, 2.25% BANs, 3/11/2010	3,165,467
1,870,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	1,870,000
1,991,000		Paulding County, OH, 2.75% BANs, 9/8/2009	1,999,191
2,200,000		Perrysburg, OH, 3.50% BANs, 11/5/2009	2,203,627
1,052,000		Richland County, OH, 2.50% BANs, 7/30/2009	1,054,138
5,000,000		Richland County, OH, 3.50% BANs, 1/12/2010	5,031,656
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.900%, 3/5/2009	7,000,000
2,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	2,001,193
2,020,000		Warrensville Heights, OH, 3.00% BANs, 11/24/2009	2,023,599
5,000,000		Williams County, OH, (Series 2008), Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.000%, 3/6/2009	5,000,000
		TOTAL	60,912,968
		Oklahoma--0.4%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 3/5/2009	2,000,000
		Oregon--0.4%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 1.070%, 3/5/2009	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 1.070%, 3/5/2009	1,000,000
		TOTAL	2,000,000
		Pennsylvania--0.1%
675,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 1.150%, 3/5/2009	675,000
		Tennessee--0.2%
700,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 1.320%, 3/4/2009	700,000
100,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.780%, 3/5/2009	100,000
		TOTAL	800,000
		Texas--7.3%
17,600,000		Houston, TX Airport System, (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.770%, 3/4/2009	17,600,000
1,970,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor), Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.200%, 3/1/2009	1,970,000
4,165,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.900%, 3/5/2009	4,165,000
1,120,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.750%, 3/4/2009	1,120,000
7,230,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 2.10% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/8/2009	7,230,000
		TOTAL	32,085,000
		Vermont--0.9%
4,000,000		Vermont HFA, (Series 24A), Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 2.600%, 3/4/2009	4,000,000
		Virginia--2.3%
5,000,000		Capital Beltway Funding Corporation, VA, (Series C), Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.580%, 3/4/2009	5,000,000
5,000,000		Norfolk, VA IDA, 0.35% CP (Sentara Health Systems Obligation Group), Mandatory Tender 3/6/2009	5,000,000
		TOTAL	10,000,000
		Washington--0.6%
625,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.900%, 3/4/2009	625,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.920%, 3/5/2009	2,250,000
		TOTAL	2,875,000
		Wisconsin--7.0%
2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.920%, 3/5/2009	2,000,000
3,255,000		Menomonee Falls Village, WI, (Series 2006), Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.210%, 3/5/2009	3,255,000
1,400,000		Menomonie, WI Area School District, 2.40% TRANs, 9/1/2009	1,401,795
1,950,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.210%, 3/5/2009	1,950,000
7,000,000		Rothschild Village, WI, (Series 2007), Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.210%, 3/5/2009	7,000,000
3,935,000		Wausau, WI Community Development Authority, (Series 2008A), Weekly VRDNs (Clover Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.210%, 3/5/2009	3,935,000
2,060,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.780%, 3/4/2009	2,060,000
9,275,000		Wisconsin State HEFA, (Series 2008), Weekly VRDNs (Agnesian Healthcare, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.600%, 3/5/2009	9,275,000
		TOTAL	30,876,795
		Wyoming--2.0%
7,845,000	[3,4]	Wyoming Community Development Authority, MERLOTS (Series 2008-C46), 2.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 6/10/2009	7,845,000
1,000,000		Wyoming Student Loan Corp., Student Loan Refunding Revenue Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.700%, 3/5/2009	1,000,000
		TOTAL	8,845,000
		TOTAL INVESTMENTS --- 100.4% (AT AMORTIZED COST)[5]	444,092,425
		OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%[6]	(1,804,092)
		TOTAL NET ASSETS --- 100%	$442,288,333

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.3% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At February 28, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $62,088,000, which represented 14.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2009, these liquid restricted securities amounted to $62,088,000, which represented 14.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	444,092,425
Level 3 – Significant Unobservable Inputs	---
Total	$ 444,092,425

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Prime Cash Series

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Finance - Automotive--0.5%
$6,856,990		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	$6,856,990
17,799,620		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	17,799,620
1,012,389	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	1,012,389
890,260		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	890,260
7,217,602		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	7,217,602
722,333		Wachovia Auto Owner Trust 2008-A, Class A1, 2.930%, 6/22/2009	722,241
		TOTAL	34,499,102
		Finance - Equipment--0.1%
4,439,536	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	4,439,536
		TOTAL ASSET-BACKED SECURITIES	38,938,638
		BANK NOTES--1.5%
		Finance - Banking--1.5%
100,000,000		Bank of America N.A., 0.500%, 3/30/2009	100,000,000
		CERTIFICATES OF DEPOSIT--25.3%
		Finance - Banking--25.3%
75,000,000		BNP Paribas SA, 0.700%, 4/20/2009	75,000,000
50,000,000		Banco Santander, SA, 2.900%, 5/22/2009	50,000,000
20,000,000		Bank of Montreal, 3.650%, 6/15/2009	20,000,000
100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.090%, 4/28/2009	100,000,000
214,200,000		Barclays Bank PLC, 1.340% - 3.700%, 3/9/2009 - 6/12/2009	214,202,798
125,000,000		Calyon, Paris, 1.300% - 3.150%, 3/9/2009 - 7/9/2009	125,000,000
71,000,000		Canadian Imperial Bank of Commerce, 1.470% - 2.550%, 6/4/2009 - 8/4/2009	71,000,000
25,000,000		Credit Agricole SA, 3.350%, 9/14/2009	25,000,000
150,000,000		Credit Suisse, Zurich, 1.250% - 2.650%, 3/5/2009 - 7/21/2009	150,000,000
314,000,000		Lloyds TSB Bank PLC, London, 1.160% - 1.600%, 3/19/2009 - 7/8/2009	314,024,652
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.290%, 3/5/2009	100,000,000
125,000,000		Societe Generale, Paris, 1.000% - 2.500%, 4/22/2009 - 5/20/2009	125,000,000
75,000,000		State Street Bank and Trust Co., 1.000%, 5/11/2009	75,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 1.315%, 4/9/2009	50,000,270
150,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 9/30/2009	150,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,644,227,720
		COLLATERALIZED LOAN AGREEMENTS--1.9%
		Finance - Banking--1.9%
100,000,000		BNP Paribas Securities Corp., 1.014%, 3/2/2009	100,000,000
25,000,000		Greenwich Capital Markets, Inc., 0.750%, 3/2/2009	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	125,000,000
		COMMERCIAL PAPER--35.7%[3]
		Aerospace - Auto--1.8%
65,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 3.500% - 6.000%, 3/17/2009 - 4/28/2009	64,628,314
51,300,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.000% - 6.150%, 3/6/2009 - 4/30/2009	51,154,189
		TOTAL	115,782,503
		Chemicals--0.3%
21,000,000		PPG Industries, Inc., 1.600% - 2.000%, 3/5/2009 - 4/28/2009	20,986,472
		Consumer Non-Durables--0.7%
48,500,000		Kellogg Co., 0.800% - 1.850%, 3/4/2009 - 5/1/2009	48,453,880
		Diversified--0.9%
61,000,000	[1,2]	ITT Corp., 2.250% - 6.550%, 3/2/2009 - 5/22/2009	60,723,719
		Finance - Automotive--0.5%
30,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.400%, 4/23/2009	29,894,000
		Finance - Banking—15.0%
50,000,000		Banco Santander, SA, 2.520%, 6/2/2009	49,674,500
100,000,000		Calyon, Paris, 3.455%, 3/13/2009	99,884,833
150,000,000		Danske Bank A/S, 1.000% - 1.050%, 5/12/2009 - 7/20/2009	149,594,375
125,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.900% - 1.000%, 5/13/2009 - 5/28/2009	124,740,903
222,974,000	[1,2]	Gotham Funding Corp., 0.550% - 0.580%, 3/19/2009 - 3/24/2009	222,901,571
75,000,000		ING (U.S.) Funding LLC, 0.830%, 4/17/2009	74,918,729
44,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.100%, 3/2/2009	43,996,211
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	149,530,528
50,000,000	[1,2]	Surrey Funding Corporation, 0.550%, 3/23/2009	49,983,194
15,000,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 2.485%, 5/8/2009	14,929,592
		TOTAL	980,154,436
		Finance - Commercial—5.7%
117,418,000	[1,2]	Edison Asset Securitization LLC, 2.600% - 3.000%, 3/30/2009 - 4/3/2009	117,136,118
155,000,000	[1,2]	Fairway Finance Co. LLC, 0.400% - 0.530%, 4/9/2009 - 4/22/2009	154,899,611
100,000,000		General Electric Capital Services, 0.700%, 5/12/2009	99,860,000
		TOTAL	371,895,729
		Finance - Retail--8.8%
200,000,000	[1,2]	Alpine Securitization Corp., 0.520% - 0.700%, 3/19/2009 - 5/14/2009	199,830,111
72,832,000	[1,2]	Barton Capital LLC, 0.600%, 5/4/2009	72,754,313
90,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/22/2009	89,856,500
10,000,000	[1,2]	Jupiter Securitization Company LLC, 0.460%, 3/24/2009	9,997,061
149,000,000	[1,2]	Sheffield Receivables Corp., 0.500% - 1.600%, 3/2/2009 - 4/9/2009	148,968,653
50,000,000	[1,2]	Yorktown Capital LLC, 0.700%, 5/18/2009	49,924,167
		TOTAL	571,330,805
		Food & Beverage--1.2%
13,000,000	[1,2]	General Mills, Inc., 1.200% - 2.000%, 4/7/2009 - 4/13/2009	12,980,122
65,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 1.100% - 2.150%, 3/13/2009 - 4/28/2009	64,814,756
		TOTAL	77,794,878
		Insurance--0.8%
50,000,000		Aegon NV, 1.000%, 4/15/2009	49,937,500
		TOTAL COMMERCIAL PAPER	2,326,953,922
		CORPORATE NOTES--0.6%
		Finance - Banking--0.6%
35,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	36,035,803
		Finance - Commercial--0.0%
1,275,000		General Electric Capital Corp., 4.125%, 9/1/2009	1,284,069
		TOTAL CORPORATE NOTES	37,319,872
		GOVERNMENT AGENCIES--0.8%
		Government Agency--0.8%
50,000,000		Federal Home Loan Bank System, 0.770%, 1/27/2010	50,000,000
		LOAN PARTICIPATION--2.3%
		Chemicals--2.3%
150,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 1.220%, 4/27/2009	150,000,000
		NOTES - VARIABLE--22.2%[4]
		Electronics--0.8%
50,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 1.470%, 5/26/2009	50,000,000
		Finance - Banking--16.8%
2,140,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.680%, 3/6/2009	2,140,000
2,400,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 1.550%, 3/5/2009	2,400,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	40,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	50,000,000
40,000,000	[1,2]	Bank of Montreal, 0.945%, 3/5/2009	40,000,000
110,000,000		Bank of Montreal, 1.618% - 2.268%, 3/18/2009 - 5/14/2009	110,000,000
5,510,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 1.500%, 3/6/2009	5,510,000
25,935,000		COG Leasing Co. LLP, (Series 2007), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	25,935,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 2.703%, 3/2/2009	23,000,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	7,565,000
1,173,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 3/5/2009	1,173,000
3,235,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.680%, 3/6/2009	3,235,000
4,515,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	4,515,000
1,865,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.900%, 3/5/2009	1,865,000
35,000,000		Credit Agricole SA, 1.775%, 3/23/2009	35,000,000
2,785,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.400%, 3/5/2009	2,785,000
365,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.396%, 3/5/2009	365,000
13,925,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 3.250%, 3/5/2009	13,925,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, (Series 2007-B), (JPMorgan Chase Bank, N.A. LOC), 1.480%, 3/5/2009	15,500,000
35,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	35,000,000
550,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.760%, 3/4/2009	550,000
21,920,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 2.050%, 3/5/2009	21,920,000
1,410,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.680%, 3/6/2009	1,410,000
45,625,000		FEM Portfolio No. 1, (Series 2007), (Huntington National Bank, Columbus, OH LOC), 3.400%, 3/5/2009	45,625,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.270%, 3/5/2009	45,335,000
13,665,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	13,665,000
3,985,000		Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 3.400%, 3/5/2009	3,985,000
4,820,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.680%, 3/5/2009	4,820,000
6,500,000		Giunta Group Ltd., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.480%, 3/5/2009	6,500,000
6,510,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.270%, 3/5/2009	6,510,000
1,770,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.680%, 3/5/2009	1,770,000
2,285,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 1.500%, 3/6/2009	2,285,000
4,760,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 4.100%, 3/5/2009	4,760,000
17,060,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	17,060,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 1.550%, 3/6/2009	950,000
15,625,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.250%, 3/5/2009	15,625,000
18,000,000	[1,2]	ING Bank NV, 1.716%, 3/26/2009	18,000,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 1.050%, 3/5/2009	15,000,000
1,935,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 2.280%, 3/1/2009	1,935,000
3,730,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.610%, 3/3/2009	3,730,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.610%, 3/3/2009	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 1.480%, 3/5/2009	3,955,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 2.750%, 3/5/2009	16,005,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.270%, 3/5/2009	13,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	55,000,000
3,805,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	3,805,000
7,000,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	7,000,000
3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	3,630,000
21,655,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	21,655,000
7,560,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.760%, 3/6/2009	7,560,000
14,770,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	14,770,000
6,710,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	6,710,000
3,870,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 1.500%, 3/6/2009	3,870,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.760%, 3/6/2009	2,735,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	50,000,000
53,500,000		Svenska Handelsbanken, Stockholm, 1.601% - 1.635%, 4/6/2009 - 5/20/2009	53,500,000
1,290,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.396%, 3/5/2009	1,290,000
375,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.396%, 3/5/2009	375,000
2,790,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	2,790,000
5,475,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 2.480%, 3/5/2009	5,475,000
27,380,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 1.000%, 3/5/2009	27,380,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (Key Bank, N.A. LOC), 1.600%, 3/5/2009	31,000,000
11,500,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 1.000%, 3/4/2009	11,500,000
45,000,000		Wachovia Bank N.A., 1.845%, 4/6/2009	45,000,000
2,715,000		Warrior Roofing Manufacturing of Georgia LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	2,715,000
1,040,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.396%, 3/5/2009	1,040,000
830,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.396%, 3/5/2009	830,000
2,345,000		Woodland Park Apartments LLC, (Series 2001), (Columbus Bank and Trust Co., GA LOC), 3.000%, 3/5/2009	2,345,000
		TOTAL	1,096,283,000
		Finance - Commercial--0.8%
30,000,000		General Electric Capital Corp., 0.448%, 3/9/2009	30,000,000
7,600,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 3.500%, 3/5/2009	7,600,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 3.500%, 3/5/2009	15,000,000
		TOTAL	52,600,000
		Finance - Retail--0.5%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.888%, 3/16/2009	32,000,000
		Government Agency--0.4%
19,000,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 1.000%, 3/5/2009	19,000,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 1.000%, 3/5/2009	10,000,000
		TOTAL	29,000,000
		Health Care--0.5%
35,000,000	[1,2]	Roche Holding AG, 2.249%, 5/25/2009	35,000,000
		Insurance--2.2%
35,000,000		Genworth Life Insurance Co., 2.586% - 2.603%, 3/1/2009 – 5/11/2009	35,000,000
9,000,000		Hartford Life Global Funding Trust, 0.491%, 3/16/2009	9,000,000
15,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	15,000,000
35,000,000		Monumental Life Insurance Co., 2.623%, 3/1/2009	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.511%, 5/11/2009	20,000,000
30,000,000		Security Life of Denver Insurance Co., 3.222%, 5/11/2009	30,000,000
		TOTAL	144,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	1,448,883,000
		REPURCHASE AGREEMENTS--8.2%
500,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.23%, dated 2/27/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $5,000,095,833 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities and a Corporate Note with various maturities to 4/1/2056 and the market value of those underlying securities was $5,100,097,842.	500,000,000
33,860,000		Interest in $2,300,000,000 joint repurchase agreement 0.29%, dated 2/27/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,300,055,583 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $2,346,004,597.	33,860,000
		TOTAL REPURCHASE AGREEMENTS	533,860,000
		TOTAL INVESTMENTS—99.1% (AT AMORTIZED COST)[5]	6,455,183,152
		OTHER ASSETS AND LIABILITIES—NET—0.9%[6]	55,900,919
		TOTAL NET ASSETS---100%	$6,511,084,071

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $1,706,000,535, which represented 26.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2009, these liquid restricted securities amounted to $1,678,560,999, which represented 25.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$ 4,439,536	$ 4,439,536
	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 2.702%, 3/2/2009	12/1/2008	$ 23,000,000	$ 23,000,000
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ --
Level 2 – Other Significant Observable Inputs	6,455,183,152
Level 3 – Significant Unobservable Inputs	--
Total	$ 6,455,183,152

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
SA	--Support Agreement

Treasury Cash Series

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		U.S. TREASURY--14.6%
$80,000,000	[1]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	$79,712,231
28,000,000	[1]	United States Treasury Bills, 0.420%, 8/13/2009	27,946,100
21,225,000	[1]	United States Treasury Bills, 0.495%, 8/27/2009	21,172,760
14,000,000	[1]	United States Treasury Bills, 0.665%, 11/19/2009	13,931,985
28,000,000	[1]	United States Treasury Bills, 0.695%, 12/17/2009	27,842,698
18,700,000	[1]	United States Treasury Bills, 0.990%, 5/15/2009	18,661,431
18,700,000	[1]	United States Treasury Bills, 1.000%, 10/22/2009	18,577,931
75,000,000	[1]	United States Treasury Bills, 1.100%, 4/16/2009	74,894,583
30,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	29,862,448
14,500,000		United States Treasury Notes, 2.125%, 1/31/2010	14,676,799
34,000,000		United States Treasury Notes, 2.625%, 3/15/2009	34,030,990
12,500,000		United States Treasury Notes, 4.000%, 8/31/2009	12,655,182
10,000,000		United States Treasury Notes, 4.500%, 3/31/2009	10,021,674
2,100,000		United States Treasury Notes, 4.875%, 5/15/2009	2,110,889
3,000,000		United States Treasury Notes, 4.875%, 5/31/2009	3,019,672
40,000,000		United States Treasury Notes, 4.875%, 8/15/2009	40,819,744
		TOTAL U.S. TREASURY	429,937,117
		REPURCHASE AGREEMENTS--85.3%
290,000,000		Interest in $4,859,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,859,109,328 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $4,956,291,653.	290,000,000
384,667,000		Interest in $9,800,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,800,220,500 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $9,996,225,011.	384,667,000
80,000,000	[2]	Interest in $925,000,000 joint repurchase agreement 0.30%, dated 2/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $925,238,958 on 3/23/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2013 and the market value of those underlying securities was $943,578,661.	80,000,000
290,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,022,500 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,020,023,339.	290,000,000
100,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 2/24/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,048,611 on 3/3/2009. The security provided as collateral at the end of the period was a U.S. Treasury security with a maturity of 4/15/2029 and the market value of those underlying securities was $1,020,042,575.	100,000,000
205,000,000	[2]	Interest in $2,800,000,000 joint repurchase agreement 0.29%, dated 2/27/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,800,157,889 on 3/6/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/30/2013 and the market value of those underlying securities was $2,856,161,065.	205,000,000
290,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,000,022,500 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,003,091.	290,000,000
290,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,022,500 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $1,020,004,491.	290,000,000
290,000,000		Interest in $7,359,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $7,359,165,578 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2018 and the market value of those underlying securities was $7,506,183,648.	290,000,000
290,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 2/27/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 3/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security with a maturity of 1/31/2014 and the market value of those underlying securities was $969,021,814.	290,000,000
		TOTAL REPURCHASE AGREEMENTS	2,509,667,000
		TOTAL INVESTMENTS --- 99.9% (AT AMORTIZED COST)[3]	2,939,604,117
		OTHER ASSETS AND LIABILITIES --- NET --- 0.1%[4]	1,818,414
		TOTAL NET ASSETS --- 100%	$2,941,422,531

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	2,939,604,117
Level 3 – Significant Unobservable Inputs	---
Total	$ 2,939,604,117

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009